Equity Method Investments - Additional Information (Detail)	Aug. 31, 2018
Minimum
Schedule of Equity Method Investments [Line Items]
Equity method investment, voting percentage	20.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Equity method investment, voting percentage	50.00%
Boto Academic English Co Ltd
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	30.00%
Beijing Cloud Apply Co Ltd
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	46.00%
Sanli Foundation Education Limited
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%